Contingencies	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities [Abstract]
Contingencies
29.	Contingencies
a.

Several municipalities have filed real estate tax claims against some airports in Mexico related to the land where the airports operate. Based on the opinion of its external legal counsel, the Company believes that there are no legal grounds for such claims. Therefore, the Company has initiated legal proceedings to invalidate the claims, and, where applicable, related foreclosures or other actions. Although no assurance can be given, the Company does not expect the resolutions to have any adverse effects on its financial position or profit or loss and other comprehensive income.

On November 26, 2014, the Tijuana municipal authority issued a requirement for payment of property tax for the period from 2000 to 2014 in the amount of Ps. 234,780, which was challenged again by the Company on December 19, 2014. A jurisdictional court granted the Company the suspension against acts of municipal authority establishing the amount of Ps.234,780 for a bond as collateral, which has been challenged by judgment of invalidity as the Company believes that in previous proceedings it is already guaranteed part of the amount set by the Court, on June 19, 2018 the bond was exhibited before the Municipal Authority of Tijuana, Baja California for the amount of Ps. 122,926, at the date of the consolidated financial statements, the judgment is currently to dictate the final sentence.

On October 28, 2019, Hermosillo municipal authority notified the Company of seven requirements for the payment of property tax, which together totals Ps.10,197, six of those are committed to ASA, even though were concession lands. The Company filled a proceeding for annulment, which was admitted on December 12, 2019 by the “State Court Administrative Justice”. To date, the said judgment is still pending to be resolved.

As the Company and its legal counsel believe that these tax claims are not in accordance with the law, the Company proceeded to file an annulment against the municipal authorities, which is pending resolution. Because, previous judgments in this and other airports have been resolved favorably for the Company, the Management and its legal counsel believe that no present obligation currently exist, therefore the Company has not recognized any provision regarding these matters.

b.

In 1970, the Mexican Government expropriated a portion of land occupied by the Tijuana Airport, whereas in Guadalajara airport it occurred in 1975. Before such expropriations, a group of farmers called Ejido, one in Tijuana and others different in Guadalajara, owned these lands. The members of the Ejido have raised claims against the indemnity payments received from the Mexican Government and in Tijuana airport requested the reversion of the expropriation. During 2008, the Ejido Tampico in the Tijuana airport received an unfavorable resolution, which was appealed.  Subsequently the Ejido received a favorable resolution, which may affect the perimeter of the airport, due to the lack of information about the shape of the surface reverted in favor of the Ejido. To date of these consolidated financial statements, the judgment is still pending to be resolved.

In the case of the Guadalajara airport, the Ejido El Zapote and Santa Cruz del Valle presented an appeal with jurisdictional authorities against the SCT and the Reforma Agraria, regarding the expropriation decrees issued to build the airport.

In November 2010, the Court granted the protection of the federal justice to the Ejido El Zapote, in the Guadalajara airport, instructing to replace the administrative procedure of expropriation due to a lack of notification to these Ejidos and declared the ineligibility of the Concession granted to the Guadalajara airport in 1998, in reference to managing, operating and developing the airport facilities. On July 10, 2012, the Court revoked this resolution and ordered the reinstatement of the actions in order to obtain more documentary evidence, for the trial with the Ejido El Zapote. On July 31, 2014, the court issued a favorable ruling for the Ejido El Zapote, which was challenged by the Company. On April 14, 2016, the appellate Court determined conclusively that, while it was true that the right of the Ejido to contest the appraisal with which it was compensated had been violated, it also determined that the land could not be returned to the complainant Ejido, as "incongruous" the declaration of invalidity of the concession granted to the Guadalajara airport. On January 13, 2017 the la Secretaría de Desarrollo Agrario, Territorial y Urbano (SEDATU) issued an appraisal for the value of a portion of the land in which Guadalajara airport is based, related to the appeal previously mentioned. This appraisal was made based on the expropriation decree of 1975. On June 30, 2017, the Court determined that the appeal was accomplished once the Ejido group was informed of the appraisal made by the competent authorities.

This proceeding was challenged by the Ejido group and accepted by the Court which was instructed to review the appeal in order to state the possibility of achieving the final resolution and if this is not the case to refer the matter to the Supreme Court of Justice of the Nation (SCJN) for a resolution. The resolution is still pending. This being the case, on June 20, 2018, the Second Chamber of the SCJN resolved that on the basis of a regulatory instrument who should resolve the possibility or impossibility of complying with the writ of appeal is the Court itself, the Court thus ordered the return of the file. In response to the above, the District Judge opened the substitute compliance incident on August 10, 2018, which is pending resolution.

In 2016, members of the Ejido Zapote blocked the access to the Guadalajara airport parking lot, representing a loss of commercial revenues of approximately Ps. 19,200. In 2017 and 2018 the Company had a loss in commercial revenues in the amount of          Ps. 9,000 and Ps. 8,100 respectively, due to new blockades made by members of the Ejido Zapote. On November 17, 2019, members of the Ejido Zapote once again took over the parking lot, generating an additional loss of commercial revenues of approximately Ps. 20,500, from that date until December 31, 2019, plus the damage to the parking lot.

On February 17, 2017, the Company was notified of a new legal proceeding before an agrarian court instituted by El Zapote against the federal government. This proceeding alleges similar facts to the initial case and claims the same disputed property that was the subject of the initial case. This legal proceeding is in its initial phases, and the Company has joined as an interested third party.

As of the date of issuance of the consolidated financial statements, these procedures are still pending resolution.

Regarding the Ejido Santa Cruz del Valle the District Court determined the illegality of the expropriation decree against the Federal Government, which was confirmed by the Appellate Court. In July 2019, with the agreement of the authority, a judicial agreement was signed in its modality of substitute compliance in which the payment of a complementary constitutional compensation in favor of the ejido was agreed, which was paid by the Company and recognized as an investment of MDP of the Guadalajara airport. Through the agreement and execution of agreements, the Company regularized the lands that it had in possession and others that it had in possession, but that were in the original plane of the concession title. With this, the Company will be able to expand the operations of the Guadalajara airport.

On October 1, 2013, the Company received four summons for Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and Puerto Vallarta airport and various Federal Authorities in connection with four legal proceedings filed by the participants in the Ejido Valle de Banderas. The Ejido is claiming restitution or payment as compensation in respect of 154 hectares of land comprising this airport, besides the partial cancellation of the concession granted to the Puerto Vallarta airport. On January 24, 2014, the first audience was held where the Ejido ratified the lawsuit and the Company demanded the suspension of this process due to the incompetence of jurisdiction, as a result, the audience was delayed for three days, in order to give time to the Ejido to provide a rebuttal.  The Company estimates that the court involved in this proceeding, located in the State of Nayarit, does not have jurisdiction, because the airport is located in the State of Jalisco, besides, this court is not competent to nullify an administrative act, as it is related to the concession's title. The Court declared competent the Agrarian Court of Nayarit, a sentence which was favorable but currently challenged by the Federal Court. As a result of the objection, the Federal Superior Court declared the court of Guadalajara, Jalisco, as competent in three of them. Two of the three procedures are before the agrarian court of Jalisco pending to resolve, the incompetence by subject. The third procedure is awaiting the referral of the proceedings to the Guadalajara Court and a fourth is still awaiting of the Agrarian Court of Nayarit for the last instance regarding jurisdiction over territory.

If the legal proceedings are resolved in such a way that adversely impact any of our airports, the Company´s management has other legal resources to challenge such resolutions. Additionally, under the Concession agreement, the Company has guarantees providing it with access to the airport's land, and the Mexican government would be liable for any operational disruption caused by the Ejidos and would have to restore to the concessionaire the rights to use public property and compensate any economic damage to the airport. Thus, in the opinion of the Company and its legal counsel, no present obligation currently exists, therefore the Company has not recognized any provision regarding this matter.

c.

Federal, state and environmental protection laws regulate the Company’s operations. According to these laws, the passing of regulations relating to air and water pollution, environmental impact studies, noise control and disposal of dangerous and non-dangerous material has been considered. The Federal Environmental Protection Agency has the power to impose administrative, civil and criminal penalties against companies violating environmental laws. It is also entitled to close any facilities that do not meet legal requirements. As the date of the consolidated financial statements, the Company does not have any knowledge about sanctions against it.

d.

On June 17, 2015, the SCJN issued an amparo to the Company upholding the validity of Articles X and XII of the Company´s bylaws regarding the limitations on ownership of its capital stock. Consequently, the challenge initiated by Grupo México and ITM against these articles has been definitively concluded, with the ruling confirming the validity and effectiveness of these articles. On December 11, 2015, both parties were notified of the final judgment, ordering them to refer to the collegiate court of origin to the effect that the Second Civil Chamber of the High Court of Mexico City, who is ordered to confirm articles X and XII of the bylaws of the Company are valid based on Article 48, section III of the Mexican Securities Market Law. In February 2016, the Company was notified of the resolution issued by the Superior Court of Justice of Mexico City, pursuant to the judgment of the SCJN, which declared the validity of the Company's by-laws, which states that Grupo México, S.A.B. de C.V. and Infraestructura y Transportes México, S.A. de C.V. violate the by-laws by maintaining jointly a percentage higher than 10% allowed in Article X of the Company's by-laws, therefore, is ordering to Grupo México, S.A.B. de C.V. and Infraestructura y Transportes México, S.A. de C.V. the sale of the Series "B" shares which exceed 10% of the capital stock and instructs that the sale must be made through a procedure called "Initial Public Offering", under the terms of the law and in accordance with Article XII of the Company´s by-laws.

In February 2016, the Company, Grupo México, S.A.B. de C.V. and Infraestructura y Transportes México, S.A. de C.V. filed claims of direct amparo against the ruling of the Superior Court of Justice, the essence of both claims for amparo concerns the following; Grupo México, S.A.B. de C.V. argues that a proceeding was not granted for the sale of the excess shares, the Company argues that Grupo México, S.A.B. de C.V. should be liable for the payment of costs in favor of the Company, however both claims of appeal have not been resolved,  and are pending resolution in the Eighth Collegiate Court in Civil Matters of the First Circuit. Thus, in the opinion of the Company and its legal counsel, no present obligation currently exists, therefore the Company has not recognized any provision regarding this matter. As at December 31, 2019, Grupo México, S.A.B. de C.V., and his subsidiary Infraestructura y Transportes México, S.A. de C.V., have 10.6% of the Company shares.